Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC SCF Equipment Leasing 2023-1 LLC 5601 Granite Parkway, Suite 1350 Plano, Texas 75024	27 October 2023

Stonebriar Commercial Finance Canada Inc.

SCF Equipment Leasing Canada 2023-1 Limited Partnership

2200 HSBC Building

885 West Georgia Street

Vancouver, BC V6C 3E8

Re:	SCF Equipment Leasing 2023-1 LLC

SCF Equipment Leasing Canada 2023-1 Limited Partnership

Equipment Contract Backed Notes, Series 2023-1 (the “Notes”)

Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Stonebriar Commercial Finance LLC (the “Servicer” or “U.S. Originator”), SCF Equipment Leasing 2023-1 LLC (the “U.S. Issuer”), Stonebriar Commercial Finance Canada Inc. (the “Canadian Originator,” together with the U.S. Originator, the “Originators”), SCF Equipment Leasing Canada 2023-1 Limited Partnership (the “Canadian Issuer,” together with the U.S. Issuer, the “Issuers”), BofA Securities, Inc. (“BofA Securities”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”), MUFG Securities Americas Inc. (“MUFG Securities”) and RBC Capital Markets, LLC (“RBC Capital Markets,” together with the Originators, Issuers, BofA Securities, Deutsche Bank Securities and MUFG Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuers, provided us with:

a.	Electronic data files:

i.

Labeled “SCFET 2023-1 9_30_23 (to EY).xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”), that the Servicer, on behalf of the Issuers, indicated contains information relating to the Contracts as of 30 September 2023 or the date in October 2023 on which the Servicer or Canadian Originator, as applicable, acquired or funded the relevant Contract (collectively, the “Initial Cut-Off Date”) and

ii.

Labeled “SCFET 2023-1 9_30_23 (V2) (to EY) (780995.1).xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that the Servicer, on behalf of the Issuers, indicated contains updated information relating to the Contracts as of the Initial Cut-Off Date,

b.	Imaged copies of:

i.

The loan and security agreement, promissory note, lease agreement, master lease agreement, specification of assigned lease receivables, contribution agreement, security agreement, charter agreement, participation agreement, certificate of acceptance, transfer and assumption agreement, payment schedule, lease schedule, equipment schedule, amortization schedule, schedule A, amendment(s), addendum(s) or other related documents (as applicable and collectively, the “Contract Agreement”),

ii.	Certain printed screen shots from the Servicer’s servicing system (the “System Screen Shots”) and

iii.	An operating lease proforma report (the “Proforma Report,” together with the Contract Agreement and System Screen Shots, the “Source Documents”)

that the Servicer, on behalf of the Issuers, indicated relate to the Contracts,

c.

The list of relevant characteristics on the Base Preliminary Data File (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A, that the Servicer, on behalf of the Issuers, instructed us to compare to information located in the Source Documents, or to information we recalculated using information located in the Source Documents or on the Base Preliminary Data File, as applicable,

d.

A list of characteristics on the Provided Data Files (the “Provided Characteristics”), which is shown on Exhibit 2 to Attachment A, on which the Servicer, on behalf of the Issuers, instructed us to perform no procedures and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, Provided Data Files, Source Documents, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Contracts, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Contracts,

iii.	Whether the originator(s) of the Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 October 2023

Attachment A

Procedures performed and our associated findings

1.

For each Contract on the Base Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located in the Source Documents, or to the corresponding information we recalculated using information located in the Source Documents or on the Base Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuers, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A.

2.

As instructed by the Servicer, on behalf of the Issuers, we adjusted the information on the Base Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Servicer. The Base Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.

For each equipment lease contract and equipment loan contract on the Updated Preliminary Data File and Data File, we compared the identification numbers (each, a “Lease Number”), as shown on the Updated Preliminary Data File, to the corresponding Lease Number, as shown on the Data File, and noted that:

a.	All of the Contracts were included on both the Updated Preliminary Data File and Data File and

b.	No equipment lease contracts or equipment loan contracts other than the Contracts were included on the Updated Preliminary Data File or Data File.

4.

For each Contract, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information, as shown on the Updated Preliminary Data File. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Compared Characteristic	Base Preliminary Data File Field Name	Source Document(s)	Note(s)

Lease Number	CONTRACTNUMBER	Contract Agreement or System Screen Shots	i., vi.

Customer name	CUSTNAME	Contract Agreement	ii., iii.

Contract type	Contract Type	Contract Agreement	iv.

Commencement date	Commencement Date	Contract Agreement or System Screen Shots	ii., v., vi.

Contract term	CONTRACT_TERM	Contract Agreement or System Screen Shots	ii., vi., vii., xiv.

Termination date	TERMDATE	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., viii.

Billing cycle	Billing Cycle	Contract Agreement or System Screen Shots	ii., vi., ix.

State	CUST_STATE	Contract Agreement or System Screen Shots	vi., x.

Balloon amount	Balloon Payment	(a) Contract Agreement and/or System Screen Shots and recalculation or (b) Contract Agreement and recalculation	ii., vi., xi.

Interest rate	Yield	(a) Contract Agreement or System Screen Shots or (b) System Screen Shots and recalculation	ii., vi., xii.

Last payment date	LAST_PYMT_DATE	System Screen Shots	xiii., xiv.

Residual	Residual	System Screen Shots or Proforma Report	ii., vi., xv.

Payments remaining	Payments Remaining to be Received	(a) System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., xvi.

Industry (SIC description)	SIC_DESC	System Screen Shots	iii.

SIC code	SIC_CODE	System Screen Shots	ii., xvii.

Country	Country	Contract Agreement or System Screen Shots	ii., vi.

Exhibit 1 to Attachment A Page 2 of 9

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Compared Characteristics for each Contract, the applicable Source Document(s) may contain conflicting information relating to such Compared Characteristic. The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Base Preliminary Data File agreed to any of the information in the corresponding Source Document(s) listed for such Compared Characteristic (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any conflicting information that exists in the Source Document(s) for any indicated Compared Characteristics.

iii.

For the purpose of comparing the indicated Compared Characteristics for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences that appear to be due to abbreviations, truncations or punctuation (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 9

Notes: (continued)

iv.

For each Contract with a contract type of “RA,” as shown on the Base Preliminary Data File (each, a “Revolving Account Contract”), the Servicer, on behalf of the Issuers, instructed us not to compare the contract type Compared Characteristic.

For the purpose of comparing the contract type Compared Characteristic for each remaining Contract (each, a “Non-Revolving Account Contract”) (except for any Non-Revolving Account Contract with a customer name beginning with “PMC,” as shown on the Base Preliminary Data File (each, a “PMC Contract”)), the Servicer, on behalf of the Issuers, instructed us to note agreement if the contract type, as shown on the Base Preliminary Data File, agreed with the corresponding contract type, as shown in the Contract Agreement, in accordance with the decode table shown below (and in accordance with any other applicable note(s)):

Base Preliminary Data File Value	Source Document Value

CS	Loan

LP	Lease

TL	Lease

XX	Lease

For each PMC Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract type Compared Characteristic.

v.

For the purpose of comparing the commencement date Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the Contract Agreement or System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the commencement date Compared Characteristic for each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the 1st interest date or commencement, as shown in the System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the commencement date Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- 2 days or less.

Exhibit 1 to Attachment A Page 4 of 9

Notes: (continued)

vi.

For the purpose of comparing the indicated Compared Characteristics for each Contract, the Servicer, on behalf of the Issuers, provided one or more of the indicated Source Documents. The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Base Preliminary Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristics.

vii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract term Compared Characteristic.

For the purpose of comparing the contract term Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to ignore any renewal term, if applicable, as shown on the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)).

viii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the termination date Compared Characteristic.

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract (except for any Non-Revolving Account Contract described in the succeeding paragraph(s) of this note), the Servicer, on behalf of the Issuers, instructed us to note agreement if the month and year of the termination date, as shown on the Base Preliminary Data File, agreed with the month and year of the termination date, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 5 of 9

Notes: (continued)

viii.	(continued)

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract:

a.	That does not have the termination date specifically stated in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)) or

b.

For which the termination date, as shown on the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), does not agree with the termination date, as shown on the Base Preliminary Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the termination date by adding:

i.

The number of months represented by summing (1) the contract term, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), and (2) any renewal term (if applicable), as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), to

ii.	The commencement date, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)).

ix.

For the purpose of comparing the billing cycle Compared Characteristic for each Contract for which the billing cycle, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), does not agree with the billing cycle, as shown on the Base Preliminary Data File, the Servicer, on behalf of the Issuers, instructed us to note agreement with a billing cycle of “Monthly,” as shown on the Base Preliminary Data File, if there is more than one billing cycle, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)).

x.

For each Contract with a country other than “USA” or “Canada,” as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), the Servicer, on behalf of the Issuers, instructed us not to compare the state Compared Characteristic.

xi.

For each (a.) Revolving Account Contract and (b.) Non-Revolving Account Contract that is not a Residual Contract or Balloon Contract (both as defined herein), the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

For each Non-Revolving Account Contract with a residual value (a.) greater than 0.00 or (b.) other than <blank>, as shown on the Base Preliminary Data File (each, a “Residual Contract”), the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

Exhibit 1 to Attachment A Page 6 of 9

Notes: (continued)

xi.	(continued)

For the purpose of comparing the balloon amount Compared Characteristic for each Non-Revolving Account Contract with a balloon amount value other than <blank> or 0.00, as shown on the Base Preliminary Data File (each, a “Balloon Contract”) (except for any Balloon Contract with a customer name of “Grandview Aviation LLC,” as shown on the Base Preliminary Data File (each, a “Grandview Aviation Contract”)) that has a balloon amount due in the same month and year as the month and year the final interest payment and final principal payment are due, all as shown in the Contract Agreement, the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount as the sum of the:

a.	Principal payment amount,

b.	Interest payment amount and

c.	Balloon amount,

all as shown in the Contract Agreement or System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For each Balloon Contract (except for any Grandview Aviation Contract) that does not have a balloon amount specifically stated in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount by multiplying the:

a.	Equipment cost by

b.	Purchase percentage,

both as shown in the Contract Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 7 of 9

Notes: (continued)

xi.	(continued)

For the purpose of comparing the balloon amount Compared Characteristic for the Grandview Aviation Contracts, the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount as the product of the:

a.	Aircraft cost and

b.	End of term purchase percentage,

both as shown in the Contract Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the balloon amount Compared Characteristic, the Servicer, on behalf of the Issuers, instructed us to:

a.

Deduct any overage charges from the corresponding balloon amount, both as shown in the Contract Agreement or System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)), and

b.	Ignore differences of +/- 5% or less (calculated as a percentage of the balloon amount, as shown on the Base Preliminary Data File).

xii.

For the purpose of comparing the interest rate Compared Characteristic for each Contract for which the interest rate, as shown in the Contract Agreement or System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)), does not agree with the interest rate, as shown on the Base Preliminary Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the interest rate as the sum of the:

a.	Interest rate and

b.	Blended yield,

both as shown in the System Screen Shots (and in accordance with any other applicable note(s)).

For the purpose of comparing the interest rate Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- 0.01 or less.

Exhibit 1 to Attachment A Page 8 of 9

Notes: (continued)

xiii.

The Servicer, on behalf of the Issuers, indicated that certain of the System Screen Shots contained account activity which occurred after the applicable Initial Cut-Off Date. For the purpose of comparing the last payment date Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to only consider account activity shown in the System Screen Shots which occurred on or prior to the applicable Initial Cut-Off Date (and in accordance with any other applicable note(s)).

xiv.	For each Contract with a:

a.	Last payment date of “First Pymt Default,” as shown in the System Screen Shots (and in accordance with any other applicable note(s)), or

b.	Commencement date, as shown on the Base Preliminary Data File, occurring after the applicable Initial Cut-Off Date,

the Servicer, on behalf of the Issuers, instructed us not to compare the indicated Compared Characteristics.

xv.	For each Revolving Account Contract and Balloon Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the residual Compared Characteristic.

For the purpose of comparing the residual Compared Characteristic for each Non-Revolving Account Contract that is not a Balloon Contract or Residual Contract, the Servicer, on behalf of the Issuers, instructed us to note agreement with a residual value of 0.00, as shown on the Base Preliminary Data File, if the corresponding residual is <blank>, as shown in the System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the residual Compared Characteristic for each Residual Contract (except for any Contract with a Lease Numbers beginning with the digits “502” or “506,” as shown on the Base Preliminary Data File (each, a “Rail Account Contract”)), the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of comparing the residual Compared Characteristic for each Rail Account Contract, the Servicer, on behalf of the Issuers, instructed us to:

a.	Use the depreciation adjusted basis, as shown in the Proforma Report, and

b.	Ignore differences of +/- 0.5% or less (calculated as a percentage of the residual, as shown on the Base Preliminary Data File).

Exhibit 1 to Attachment A Page 9 of 9

Notes: (continued)

xvi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the payments remaining Compared Characteristic.

For the purpose of comparing the payments remaining Compared Characteristic for each Non-Revolving Account Contract for which the payments remaining, as shown in the System Screen Shots (and in accordance with any other applicable note(s)), does not agree with the payments remaining, as shown on the Base Preliminary Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the payments remaining as the difference between the:

a.	Contract term, as shown in the Contract Agreement or System Screen Shots (and in accordance with any other applicable note(s)), and

b.	Payments made, as shown in the System Screen Shots (and in accordance with any other applicable note(s)).

xvii.

 For the purpose of comparing the SIC code Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore any leading zeroes in the SIC code, as shown in the System Screen Shots (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Provided Characteristics

Provided Characteristic	Provided Characteristic
PLATFORM	Aug-26
Equipment Type	Sep-26
Prepay	Oct-26
CURRENCY_CODE	Nov-26
Reporting Net Investment (USD)	Dec-26
CR_SCORING	Jan-27
UATB_CU_TABLE1_DESC	Feb-27
UATB_CU_ALPHA_FIELD6	Mar-27
UATB_CU_ALPHA_FIELD7	Apr-27
NMF_NAICS_CODE	May-27
Oct-23	Jun-27
Nov-23	Jul-27
Dec-23	Aug-27
Jan-24	Sep-27
Feb-24	Oct-27
Mar-24	Nov-27
Apr-24	Dec-27
May-24	Jan-28
Jun-24	Feb-28
Jul-24	Mar-28
Aug-24	Apr-28
Sep-24	May-28
Oct-24	Jun-28
Nov-24	Jul-28
Dec-24	Aug-28
Jan-25	Sep-28
Feb-25	Oct-28
Mar-25	Nov-28
Apr-25	Dec-28
May-25	Jan-29
Jun-25	Feb-29
Jul-25	Mar-29
Aug-25	Apr-29
Sep-25	May-29
Oct-25	Jun-29
Nov-25	Jul-29
Dec-25	Aug-29
Jan-26	Sep-29
Feb-26	Oct-29
Mar-26	Nov-29
Apr-26	Dec-29
May-26	Jan-30
Jun-26	Feb-30
Jul-26	Mar-30

Exhibit 2 to Attachment A Page 2 of 2

Provided Characteristic	Provided Characteristic
Apr-30	Sep-33
May-30	Oct-33
Jun-30	Nov-33
Jul-30	Dec-33
Aug-30	Jan-34
Sep-30	Feb-34
Oct-30	Mar-34
Nov-30	Apr-34
Dec-30	May-34
Jan-31	Jun-34
Feb-31	Jul-34
Mar-31	Aug-34
Apr-31	Sep-34
May-31	Oct-34
Jun-31	Nov-34
Jul-31	Dec-34
Aug-31	Jan-35
Sep-31	Feb-35
Oct-31	Mar-35
Nov-31	Apr-35
Dec-31	May-35
Jan-32	Jun-35
Feb-32	Jul-35
Mar-32	Aug-35
Apr-32	Sep-35
May-32	Oct-35
Jun-32	Nov-35
Jul-32	Dec-35
Aug-32	Jan-36
Sep-32	Feb-36
Oct-32	Mar-36
Nov-32	Apr-36
Dec-32	May-36
Jan-33	Jun-36
Feb-33	Jul-36
Mar-33	Aug-36
Apr-33	Sep-36
May-33	Oct-36
Jun-33	Nov-36
Jul-33	Dec-36
Aug-33	Jan-37

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.